Document and Entity Information	12 Months Ended
Dec. 31, 2020
Details
Registrant Name	Zivo Bioscience, Inc.
Registrant CIK	0001101026
Document Type	S-1/A
Entity Incorporation, State or Country Code	NV
Entity Tax Identification Number	87-0699977
Entity Address, Address Line One	2804 Orchard Lake Rd., Suite 202
Entity Address, City or Town	Keego Harbor
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	48320
Entity Address, Address Description	Address of Principal Executive Offices
City Area Code	248
Local Phone Number	452 9866
Phone Fax Number Description	Registrant’s telephone number
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Amendment Flag	false